UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 57.9%
Consumer Discretionary 6.8%
Auto Components 0.1%
Aftermarket Technology Corp.*	24,600	746,610
Cooper Tire & Rubber Co.	11,100	255,189
GenTek, Inc.*	14,800	438,228
Sauer-Danfoss, Inc.	17,100	465,975
Standard Motor Products, Inc.	16,500	205,425
TRW Automotive Holdings Corp.*	7,300	239,951

		2,351,378

Automobiles 0.3%
Harley-Davidson, Inc.	71,540	4,100,673
Monaco Coach Corp.	8,800	122,760

		4,223,433
Distributors 0.0%
Audiovox Corp. "A"*	4,700	47,564
Diversified Consumer Services 0.1%
DeVry, Inc.	3,900	126,360
Regis Corp.	19,300	672,798
Steiner Leisure Ltd.*	4,800	200,880
Stewart Enterprises, Inc. "A"	16,600	116,366

		1,116,404
Hotels Restaurants & Leisure 1.0%
California Pizza Kitchen, Inc.*	23,600	447,928
CKE Restaurants, Inc.	39,400	681,226
Landry's Restaurants, Inc.	19,000	503,310
McDonald's Corp.	254,800	12,197,276
O'Charley's, Inc.	7,100	125,883
Ruby Tuesday, Inc.	41,700	927,825
Starbucks Corp.*	63,510	1,694,447
Triarc Companies, Inc. "B"	11,500	164,565

		16,742,460
Household Durables 1.1%
American Greetings Corp. "A"	40,100	991,673
Blyth, Inc.	25,600	571,392
Centex Corp.	111,100	4,145,141
CSS Industries, Inc.	2,800	100,632
Fortune Brands, Inc.	57,210	4,651,173
Hooker Furniture Corp.	27,900	564,975
KB HOME	116,600	3,709,046
NVR, Inc.*	3,100	1,793,288
Snap-on, Inc.	46,700	2,443,811
WCI Communities, Inc.*	8,800	77,704

		19,048,835
Internet & Catalog Retail 0.0%
GSI Commerce, Inc.*	14,500	322,770
Leisure Equipment & Products 0.1%
Hasbro, Inc.	49,500	1,386,990
JAKKS Pacific, Inc.*	6,000	142,260
Oakley, Inc.	9,300	262,260
Polaris Industries, Inc.	3,000	148,080
Sturm, Ruger & Co., Inc.*	26,500	517,545

		2,457,135
Media 1.4%
Citadel Broadcasting Corp.	176,400	885,528
Comcast Corp. "A"*	77,300	2,030,671
Knology, Inc.*	5,500	85,360
Liberty Global, Inc. "A"*	12,200	511,546
Liberty Media Corp. - Capital "A"*	1,900	217,455
McGraw-Hill Companies, Inc.	80,690	4,881,745
Mediacom Communications Corp. "A"*	8,200	74,292
Omnicom Group, Inc.	134,680	6,985,851
Walt Disney Co.	247,400	8,164,200
Westwood One, Inc.	138,700	729,562

		24,566,210

Multiline Retail 1.2%
Kohl's Corp.*	79,790	4,851,232
Macy's, Inc.	137,300	4,952,411
Nordstrom, Inc.	44,000	2,093,520
Target Corp.	154,000	9,327,780

		21,224,943
Specialty Retail 1.1%
Aeropostale, Inc.*	20,600	784,448
Best Buy Co., Inc.	49,230	2,195,166
Brown Shoe Co., Inc.	31,450	658,563
Gymboree Corp.*	22,300	960,015
Hot Topic, Inc.*	8,600	77,400
Jo-Ann Stores, Inc.*	26,100	621,441
Jos. A. Bank Clothiers, Inc.*	17,100	589,950
Lowe's Companies, Inc.	120,750	3,382,207
New York & Co., Inc.*	56,600	551,850
Payless ShoeSource, Inc.*	2,200	58,564
Staples, Inc.	273,680	6,300,114
The Finish Line, Inc. "A"	93,000	628,680
Tiffany & Co.	47,800	2,306,350
West Marine, Inc.*	25,100	393,317

		19,508,065
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	115,400	5,246,084
Movado Group, Inc.	11,000	310,640
Perry Ellis International, Inc.*	26,950	808,769
UniFirst Corp.	2,600	97,656
Wolverine World Wide, Inc.	3,900	105,534

		6,568,683
Consumer Staples 5.4%
Beverages 1.4%
Coca-Cola Bottling Co.	1,500	78,165
Coca-Cola Enterprises, Inc.	302,000	6,843,320
Diageo PLC	263,044	5,406,800
PepsiCo, Inc.	197,950	12,989,479

		25,317,764
Food & Staples Retailing 1.0%
BJ's Wholesale Club, Inc.*	95,000	3,226,200
Kroger Co.	29,800	773,608
Nash Finch Co.	16,000	644,320
Pantry, Inc.*	1,900	66,196
Ruddick Corp.	2,100	58,380
Shoppers Drug Mart Corp.	55,700	2,728,611
Spartan Stores, Inc.	25,700	752,239
Walgreen Co.	190,720	8,426,009

		16,675,563
Food Products 1.3%
Cal-Maine Foods, Inc.	24,700	448,552
Dean Foods Co.	102,710	2,954,967
General Mills, Inc.	151,400	8,420,868
Groupe Danone	57,240	4,206,186
Imperial Sugar Co.	16,100	433,251
Kellogg Co.	91,920	4,762,375

The Hershey Co.	16,100	742,210
The J.M. Smucker Co.	10,300	574,843

		22,543,252
Household Products 1.4%
Colgate-Palmolive Co.	121,640	8,028,240
Energizer Holdings, Inc.*	11,900	1,200,710
Kimberly-Clark Corp.	77,400	5,206,698
Procter & Gamble Co.	165,150	10,216,179

		24,651,827
Tobacco 0.3%
Alliance One International, Inc.*	86,900	751,685
Altria Group, Inc.	11,700	777,699
Loews Corp. - Carolina Group	28,000	2,122,120
Universal Corp.	19,500	1,076,595

		4,728,099
Energy 7.8%
Energy Equipment & Services 2.6%
Baker Hughes, Inc.	112,270	8,874,944
Bronco Drilling Co., Inc.*	4,300	62,350
Grey Wolf, Inc.*	134,300	995,163
Noble Corp.	52,470	5,376,076
Parker Drilling Co.*	46,100	434,262
Patterson-UTI Energy, Inc.	148,500	3,400,650
Pioneer Drilling Co.*	47,600	598,808
Schlumberger Ltd.	141,550	13,407,616
Tidewater, Inc.	59,200	4,050,464
Transocean, Inc.*	75,080	8,067,346
Trico Marine Services, Inc.*	12,000	425,400

		45,693,079
Oil, Gas & Consumable Fuels 5.2%
Alon USA Energy, Inc.	4,700	167,649
Alpha Natural Resources, Inc.*	41,000	731,850
Arena Resources, Inc.*	10,500	570,255
ATP Oil & Gas Corp.*	8,200	372,198
Bill Barrett Corp.*	7,200	247,104
Bois d'Arc Energy, Inc.*	6,500	105,690
Brigham Exploration Co.*	50,400	244,440
Callon Petroleum Co.*	15,600	218,556
Chevron Corp.	172,300	14,690,298
Clayton Williams Energy, Inc.*	5,400	126,738
Comstock Resources, Inc.*	32,600	875,636
ConocoPhillips	100,310	8,109,061
Delek US Holdings, Inc.	15,700	415,736
Devon Energy Corp.	191,020	14,252,002
EOG Resources, Inc.	73,930	5,182,493
ExxonMobil Corp.	207,700	17,681,501
Frontier Oil Corp.	80,200	3,106,146
Gulfport Energy Corp.*	4,300	81,743
Marathon Oil Corp.	105,000	5,796,000
MarkWest Hydrocarbon, Inc.	1,300	70,525
Murphy Oil Corp.	49,000	3,039,960
NGP Capital Resources Co.	4,277	66,336
Noble Energy, Inc.	14,100	862,074
PetroQuest Energy, Inc.*	43,400	542,934

Rosetta Resources, Inc.*	40,400	727,604
Swift Energy Co.*	17,600	752,224
USEC, Inc.*	38,300	643,057
Valero Energy Corp.	63,730	4,270,547
XTO Energy, Inc.	133,776	7,294,805

		91,245,162
Financials 10.2%
Capital Markets 2.6%
Apollo Investment Corp.	41,069	866,145
Cohen & Steers, Inc.	10,400	358,280
GAMCO Investors, Inc. "A"	1,100	57,134
Lehman Brothers Holdings, Inc.	75,430	4,676,660
MCG Capital Corp.	4,900	70,903
Merrill Lynch & Co., Inc.	169,330	12,564,286
Morgan Stanley	132,600	8,469,162
Prospect Capital Corp.	2,700	41,904
State Street Corp.	37,300	2,500,219
The Goldman Sachs Group, Inc.	59,920	11,285,333
UBS AG (Registered)	61,629	3,464,003
Waddell & Reed Financial, Inc. "A"	4,900	123,529

		44,477,558
Commercial Banks 1.6%
AmericanWest Bancorp.	2,600	39,650
BancFirst Corp.	1,200	48,492
Banner Corp.	6,400	195,968
BB&T Corp.	16,400	613,688
Boston Private Financial Holdings, Inc.	8,300	211,567
Center Financial Corp.	12,300	182,778
Citizens Republic Bancorp., Inc.	19,200	309,120
City Holding Co.	5,200	170,820
CVB Financial Corp.	19,147	187,449
First Community Bancorp.	9,700	487,134
Hanmi Financial Corp.	14,000	203,000
Irwin Financial Corp.	18,100	212,132
Pacific Capital Bancorp.	46,200	965,580
PNC Financial Services Group, Inc.	59,200	3,945,680
Preferred Bank	1,800	69,120
Sterling Bancshares, Inc.	96,950	1,009,250
Sterling Financial Corp.	18,000	408,780
SunTrust Banks, Inc.	19,200	1,503,360
Susquehanna Bancshares, Inc.	15,200	262,960
Taylor Capital Group, Inc.	7,400	200,836
Trustmark Corp.	1,900	47,557
UCBH Holdings, Inc.	6,000	98,640
US Bancorp.	20,500	613,975
Wachovia Corp.	55,600	2,624,876
Wells Fargo & Co.	411,600	13,899,732
West Coast Bancorp.	2,400	62,832

		28,574,976
Consumer Finance 0.3%
American Express Co.	76,320	4,467,773
Cash America International, Inc.	21,900	801,978
EZCORP, Inc. "A"*	41,800	503,272

First Cash Financial Services, Inc.*	2,800	61,012

		5,834,035
Diversified Financial Services 2.5%
ASTA Funding, Inc.	7,900	285,032
Bank of America Corp.	413,780	19,621,448
Citigroup, Inc.	132,600	6,175,182
CME Group, Inc.	6,547	3,617,217
JPMorgan Chase & Co.	325,100	14,307,651

		44,006,530
Insurance 2.0%
ACE Ltd.	116,700	6,735,924
Aflac, Inc.	85,162	4,438,643
Allied World Assurance Holdings Ltd.	17,100	811,395
American International Group, Inc.	23,200	1,488,976
Arch Capital Group Ltd.*	23,200	1,616,112
Aspen Insurance Holdings Ltd.	48,500	1,185,825
Darwin Professional Underwriters, Inc.*	1,900	40,242
Endurance Specialty Holdings Ltd.	16,400	613,360
Genworth Financial, Inc. "A"	26,600	811,832
HCC Insurance Holdings, Inc.	94,200	2,758,176
Lincoln National Corp.	12,900	778,128
Max Capital Group Ltd.	24,400	637,084
NYMAGIC, Inc.	12,500	454,750
Safety Insurance Group, Inc.	25,000	832,500
Seabright Insurance Holdings*	44,200	801,346
W.R. Berkley Corp.	156,800	4,613,056
XL Capital Ltd. "A"	85,800	6,680,388

		35,297,737
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc. (REIT)	5,500	473,715
American Home Mortgage Investment Corp. (REIT)	13,300	13,832
Apartment Investment & Management Co. "A" (REIT)	12,600	532,350
AvalonBay Communities, Inc. (REIT)	8,900	960,933
BioMed Realty Trust, Inc. (REIT)	12,700	277,368
Corporate Office Properties Trust (REIT)	4,600	173,374
Cousins Properties, Inc. (REIT)	10,900	280,239
EastGroup Properties, Inc. (REIT)	1,600	65,984
Equity Lifestyle Properties, Inc. (REIT)	5,400	244,944
Equity Residential (REIT)	26,800	1,066,908
First Industrial Realty Trust, Inc. (REIT)	13,600	526,456
Glimcher Realty Trust (REIT)	11,200	238,112
Health Care Property Investors, Inc. (REIT)	20,000	544,800
Healthcare Realty Trust, Inc. (REIT)	8,200	190,404
Home Properties, Inc. (REIT)	9,100	421,330
Hospitality Properties Trust (REIT)	22,200	851,592
Host Hotels & Resorts, Inc. (REIT)	38,200	806,784
Kimco Realty Corp. (REIT)	14,800	552,484
LaSalle Hotel Properties (REIT)	1,700	68,051
Lexington Realty Trust (REIT)	23,100	435,897
LTC Properties, Inc. (REIT)	2,000	40,140
Mid-America Apartment Communities, Inc. (REIT)	5,200	234,676
National Retail Properties, Inc. (REIT)	17,800	385,548
Nationwide Health Properties, Inc. (REIT)	10,600	252,598
Newcastle Investment Corp. (REIT)	16,000	288,160

OMEGA Healthcare Investors, Inc. (REIT)	8,500	109,905
Parkway Properties, Inc. (REIT)	8,400	340,872
Pennsylvania Real Estate Investment Trust (REIT)	6,100	237,534
Potlatch Corp. (REIT)	12,600	550,494
ProLogis (REIT)	12,700	722,630
Public Storage (REIT)	9,900	693,891
RAIT Financial Trust (REIT)	9,100	94,276
Realty Income Corp. (REIT)	22,100	518,687
Senior Housing Properties Trust (REIT)	24,300	419,904
Simon Property Group, Inc. (REIT)	12,600	1,090,278
Sovran Self Storage, Inc. (REIT)	4,900	211,190
Strategic Hotels & Resorts, Inc. (REIT)	15,500	329,840
Sun Communities, Inc. (REIT)	1,200	32,664
Sunstone Hotel Investors, Inc. (REIT)	16,700	414,494
Thornburg Mortgage, Inc. (REIT)	14,300	363,506
Urstadt Biddle Properties "A" (REIT)	1,700	25,670
Vornado Realty Trust (REIT)	13,900	1,487,717
Washington Real Estate Investment Trust (REIT)	13,400	399,856

		17,970,087
Thrifts & Mortgage Finance 0.2%
BankUnited Financial Corp. "A"	45,100	759,484
Clayton Holdings, Inc.*	12,800	117,888
First Niagara Financial Group, Inc.	12,500	160,750
ITLA Capital Corp.*	1,000	42,500
NewAlliance Bancshares, Inc.	13,100	176,981
Ocwen Financial Corp.*	60,200	652,568
PFF Bancorp., Inc.	31,800	531,696
Triad Guaranty, Inc.*	2,500	68,925
WSFS Financial Corp.	6,100	336,842

		2,847,634
Health Care 7.6%
Biotechnology 1.5%
Alkermes, Inc.*	47,300	673,552
Celgene Corp.*	64,700	3,918,232
Cubist Pharmaceuticals, Inc.*	6,400	147,584
Genentech, Inc.*	132,100	9,825,598
Gilead Sciences, Inc.*	288,020	10,722,985
LifeCell Corp.*	12,600	386,694
OSI Pharmaceuticals, Inc.*	21,400	689,936

		26,364,581
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	164,820	8,669,532
C.R. Bard, Inc.	53,920	4,231,103
Integra LifeSciences Holdings*	2,200	109,230
Medtronic, Inc.	147,060	7,451,530
Quidel Corp.*	34,200	508,896
West Pharmaceutical Services, Inc.	14,200	657,176
Zimmer Holdings, Inc.*	77,070	5,992,963

		27,620,430
Health Care Providers & Services 1.6%
Aetna, Inc.	86,500	4,158,055
Alliance Imaging, Inc.*	52,900	471,339
Amedisys, Inc.*	21,000	794,850
American Dental Partners, Inc.*	24,900	639,183

Apria Healthcare Group, Inc.*	34,500	904,590
Centene Corp.*	32,900	710,969
CorVel Corp.*	24,400	649,040
Healthspring, Inc.*	47,800	817,380
Laboratory Corp. of America Holdings*	51,000	3,766,350
LCA-Vision, Inc.	14,600	518,446
Magellan Health Services, Inc.*	27,200	1,137,504
MedCath Corp.*	21,200	642,148
UnitedHealth Group, Inc.	121,060	5,862,936
WellPoint, Inc.*	86,500	6,497,880

		27,570,670
Health Care Technology 0.0%
Phase Forward, Inc.*	14,500	249,255
TriZetto Group, Inc.*	20,600	330,218
Vital Images, Inc.*	4,700	91,603

		671,076
Life Sciences Tools & Services 0.5%
Albany Molecular Research, Inc.*	8,100	119,151
Cambrex Corp.	65,400	893,364
Invitrogen Corp.*	54,000	3,877,200
Kendle International, Inc.*	13,800	509,910
PRA International*	22,800	659,604
Thermo Fisher Scientific, Inc.*	46,300	2,417,323
Ventana Medical Systems, Inc.*	10,300	858,402

		9,334,954
Pharmaceuticals 2.4%
Abbott Laboratories	107,200	5,433,968
Bentley Pharmaceuticals, Inc.*	5,500	62,810
Caraco Pharmaceutical Laboratories Ltd.*	14,200	217,402
Eli Lilly & Co.	188,750	10,209,487
Johnson & Johnson	287,366	17,385,643
Merck & Co., Inc.	11,700	580,905
MGI Pharma, Inc.*	30,500	763,415
Noven Pharmaceuticals, Inc.*	26,300	467,088
Par Pharmaceutical Companies, Inc.*	18,000	426,420
Pfizer, Inc.	166,000	3,902,660
Salix Pharmaceuticals Ltd.*	33,200	365,864
Valeant Pharmaceuticals International	55,600	872,364
ViroPharma, Inc.*	32,800	421,480

		41,109,506
Industrials 6.2%
Aerospace & Defense 1.1%
Ceradyne, Inc.*	10,200	761,226
Cubic Corp.	25,900	713,027
Honeywell International, Inc.	181,500	10,438,065
United Technologies Corp.	113,580	8,287,933

		20,200,251
Air Freight & Logistics 0.2%
FedEx Corp.	31,780	3,519,317
Airlines 0.1%
Alaska Air Group, Inc.*	31,300	730,229
ExpressJet Holdings, Inc.*	12,700	66,421

SkyWest, Inc.	38,200	852,242

		1,648,892
Building Products 0.1%
American Woodmark Corp.	24,100	724,205
Apogee Enterprises, Inc.	4,400	113,344
Builders FirstSource, Inc.*	40,600	595,196

		1,432,745
Commercial Services & Supplies 0.5%
Administaff, Inc.	14,000	457,800
Casella Waste Systems, Inc. "A"*	5,200	57,876
COMSYS IT Partners, Inc.*	12,600	228,816
Deluxe Corp.	24,700	932,672
Diamond Management & Technology Consultants, Inc.	51,400	555,634
GeoEye, Inc.*	11,300	234,475
Heidrick & Struggles International, Inc.*	14,100	757,734
Herman Miller, Inc.	32,800	1,001,384
Hudson Highland Group, Inc.*	19,900	328,350
Huron Consulting Group, Inc.*	11,000	747,230
IHS, Inc. "A"*	4,100	194,422
Kforce, Inc.*	40,900	592,641
Layne Christensen Co.*	18,700	844,679
McGrath Rentcorp.	15,400	460,768
Schawk, Inc.	2,900	55,390
Waste Industries USA, Inc.	10,900	348,037
Watson Wyatt Worldwide, Inc. "A"	10,700	476,685

		8,274,593
Construction & Engineering 0.1%
EMCOR Group, Inc.*	34,000	1,220,600
Perini Corp.*	11,200	687,792

		1,908,392
Electrical Equipment 0.7%
Acuity Brands, Inc.	14,800	874,680
Belden, Inc.	16,100	881,958
Emerson Electric Co.	212,700	10,011,789
II-VI, Inc.*	24,100	598,403
Lamson & Sessions Co.*	9,200	203,688

		12,570,518
Industrial Conglomerates 1.6%
General Electric Co.	537,170	20,820,709
Teleflex, Inc.	12,600	963,018
Tredegar Corp.	39,800	730,728
Tyco International Ltd.	137,400	6,497,646

		29,012,101
Machinery 1.1%
Accuride Corp.*	60,300	850,833
AGCO Corp.*	94,400	3,627,792
Astec Industries, Inc.*	2,200	114,774
Badger Meter, Inc.	1,700	57,205
Cascade Corp.	6,100	413,519
Caterpillar, Inc.	64,760	5,103,088
CLARCOR, Inc.	17,600	612,304
Columbus McKinnon Corp.*	15,500	397,575
Greenbrier Companies, Inc.	17,000	567,290
Parker Hannifin Corp.	52,800	5,210,304
RBC Bearings, Inc.*	7,800	298,038

Sun Hydraulics Corp.	18,200	540,904
Titan International, Inc.	6,600	194,964
Wabtec Corp.	24,300	992,412
Xerium Technologies, Inc.	23,900	143,639

		19,124,641
Marine 0.1%
TBS International Ltd. "A"*	32,600	1,250,862
Road & Rail 0.6%
Canadian National Railway Co.	59,500	3,101,735
Dollar Thrifty Automotive Group, Inc.*	22,800	841,776
Marten Transport Ltd.*	17,500	261,975
Ryder System, Inc.	103,800	5,643,606

		9,849,092
Trading Companies & Distributors 0.0%
Electro Rent Corp.	18,800	254,740
Information Technology 8.1%
Communications Equipment 1.0%
C-COR, Inc.*	45,800	616,010
Cisco Systems, Inc.*	317,030	9,165,337
Comtech Telecommunications Corp.*	16,100	699,867
Dycom Industries, Inc.*	26,800	749,060
MasTec, Inc.*	49,400	675,298
QUALCOMM, Inc.	113,970	4,746,851

		16,652,423
Computers & Peripherals 2.5%
Apple, Inc.*	93,880	12,369,629
EMC Corp.*	377,190	6,981,787
Emulex Corp.*	37,900	750,420
Hewlett-Packard Co.	149,600	6,886,088
International Business Machines Corp.	120,440	13,326,686
Intevac, Inc.*	23,900	388,375
NCR Corp.*	48,200	2,517,004

		43,219,989
Electronic Equipment & Instruments 0.3%
Agilysys, Inc.	28,500	547,485
Littelfuse, Inc.*	20,900	681,131
LoJack Corp.*	4,300	91,676
Mettler-Toledo International, Inc.*	32,400	3,083,184
MTS Systems Corp.	12,900	538,575
Technitrol, Inc.	5,500	143,000

		5,085,051
Internet Software & Services 0.5%
DealerTrack Holdings, Inc.*	3,400	122,604
EarthLink, Inc.*	13,000	90,350
Google, Inc. "A"*	10,090	5,145,900
Greenfield Online, Inc.*	30,100	488,824
InfoSpace, Inc.	14,900	310,218
Internap Network Services Corp.*	36,400	536,536
j2 Global Communications, Inc.*	13,300	434,112
RealNetworks, Inc.*	12,900	91,848
SAVVIS, Inc.*	18,500	694,860
Sohu.com, Inc.*	11,700	375,921
United Online, Inc.	25,800	364,296

ValueClick, Inc.*	20,600	440,428
VistaPrint Ltd.*	4,600	157,090
Websense, Inc.*	17,700	353,292

		9,606,279
IT Services 0.9%
Accenture Ltd. "A"	183,840	7,745,179
Computer Sciences Corp.*	35,300	1,965,504
Convergys Corp.*	32,400	617,220
Global Cash Access Holdings, Inc.*	2,400	32,784
ManTech International Corp. "A"*	13,600	444,176
Paychex, Inc.	107,930	4,466,144

		15,271,007
Semiconductors & Semiconductor Equipment 1.6%
Advanced Energy Industries, Inc.*	16,200	286,902
AMIS Holdings, Inc.*	59,900	617,569
Asyst Technologies, Inc.*	81,600	545,088
Broadcom Corp. "A"*	88,780	2,912,872
Brooks Automation, Inc.*	34,900	613,193
DSP Group, Inc.*	5,300	94,446
Integrated Device Technology, Inc.*	107,300	1,745,771
Intel Corp.	377,000	8,904,740
Micrel, Inc.	34,100	352,935
Monolithic Power Systems, Inc.*	25,900	433,048
Photronics, Inc.*	44,400	622,488
RF Micro Devices, Inc.*	111,400	773,116
Spansion, Inc. "A"*	64,500	684,345
Teradyne, Inc.*	205,800	3,229,002
Texas Instruments, Inc.	193,140	6,796,596

		28,612,111
Software 1.3%
Actuate Corp.*	19,100	123,768
Adobe Systems, Inc.*	121,050	4,877,104
Ansoft Corp.*	21,300	538,677
Aspen Technology, Inc.*	51,700	641,080
Blackboard, Inc.*	7,600	336,148
Electronic Arts, Inc.*	83,550	4,063,872
FalconStor Software, Inc.*	60,100	624,439
Interactive Intelligence, Inc.*	5,900	122,071
Microsoft Corp.	331,500	9,610,185
Parametric Technology Corp.*	7,500	132,225
Smith Micro Software, Inc.*	24,900	339,885
SPSS, Inc.*	16,200	664,848
Taleo Corp. "A"*	14,600	314,046
Ultimate Software Group, Inc.*	30,000	813,900

		23,202,248
Materials 2.4%
Chemicals 1.3%
CF Industries Holdings, Inc.	18,700	1,074,876
Chemtura Corp.	269,000	2,805,670
Ecolab, Inc.	112,370	4,731,901
Ferro Corp.	11,300	252,555
Georgia Gulf Corp.	34,600	560,174
Innospec, Inc.	18,200	501,046
Lubrizol Corp.	14,100	883,506

Monsanto Co.	64,600	4,163,470
Praxair, Inc.	75,700	5,800,134
Spartech Corp.	38,800	855,540
Terra Industries, Inc.*	30,000	735,900

		22,364,772
Containers & Packaging 0.4%
Chesapeake Corp.	13,800	153,870
Greif, Inc. "A"	7,900	434,500
Silgan Holdings, Inc.	18,400	949,808
Smurfit-Stone Container Corp.*	163,500	1,927,665
Sonoco Products Co.	95,200	3,490,984

		6,956,827
Metals & Mining 0.7%
Alcoa, Inc.	118,800	4,538,160
Century Aluminum Co.*	13,500	695,790
Freeport-McMoRan Copper & Gold, Inc.	40,500	3,806,190
Nucor Corp.	71,000	3,564,200

		12,604,340
Paper & Forest Products 0.0%
Buckeye Technologies, Inc.*	45,900	703,647
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.7%
Alaska Communications Systems Group, Inc.	57,400	824,838
AT&T, Inc.	234,600	9,186,936
CenturyTel, Inc.	13,900	637,593
Cincinnati Bell, Inc.*	195,500	1,008,780
Embarq Corp.	76,700	4,739,293
Golden Telecom, Inc.	5,200	335,660
NTELOS Holdings Corp.	6,900	184,920
Premiere Global Services, Inc.*	27,700	322,428
Verizon Communications, Inc.	264,800	11,285,776
Windstream Corp.	29,800	410,048

		28,936,272
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	62,900	2,620,414
Centennial Communications Corp.*	77,000	787,710
Rural Celluar Corp. "A"*	12,800	546,048
Telephone & Data Systems, Inc.	7,300	484,720
USA Mobility, Inc.*	33,000	787,710

		5,226,602
Utilities 1.4%
Electric Utilities 0.8%
American Electric Power Co., Inc.	26,100	1,135,089
Exelon Corp.	32,600	2,286,890
FirstEnergy Corp.	89,600	5,443,200
Portland General Electric Co.	8,200	220,662
Southern Co.	128,900	4,336,196
Westar Energy, Inc.	3,900	89,778

		13,511,815
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc.	4,300	99,717
Questar Corp.	3,500	180,215

South Jersey Industries, Inc.	12,400	406,348
Southwest Gas Corp.	29,500	916,860
WGL Holdings, Inc.	6,400	191,616

		1,794,756
Multi-Utilities 0.5%
PG&E Corp.	6,700	286,827
PNM Resources, Inc.	23,600	609,588
Sempra Energy	140,600	7,412,432

		8,308,847

Total Common Stocks (Cost $817,400,378)		1,011,815,530
	Principal Amount ($) (a)	Value ($)

Corporate Bonds 11.7%
Consumer Discretionary 2.8%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	237,993	242,753
Affinia Group, Inc., 9.0%, 11/30/2014	460,000	437,000
AMC Entertainment, Inc., 8.0%, 3/1/2014	700,000	638,750
American Achievement Corp., 8.25%, 4/1/2012	135,000	129,600
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	180,000	163,800
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	315,000	289,800
8.0%, 3/15/2014	140,000	134,400
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	225,000	222,750
Buffets, Inc., 12.5%, 11/1/2014	185,000	149,850
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	280,000	250,600
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009	180,000	180,900
Caesars Entertainment, Inc., 8.875%, 9/15/2008	310,000	316,200
CanWest Mediaworks LP, 144A, 9.25%, 8/1/2015	235,000	227,950
Charter Communications Holdings LLC:
10.25%, 9/15/2010	1,469,000	1,494,708
Series B, 10.25%, 9/15/2010	430,000	436,450
11.0%, 10/1/2015	1,379,000	1,379,000
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012 EUR	185,000	242,983
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015	320,000	281,600
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	345,000	300,150
CSC Holdings, Inc.:
7.25%, 7/15/2008	240,000	239,700
7.875%, 12/15/2007	780,000	780,000
Series B, 8.125%, 7/15/2009	125,000	124,688
Series B, 8.125%, 8/15/2009	110,000	109,725
DaimlerChrysler NA Holding Corp., Series E, 5.886% **, 10/31/2008	1,165,000	1,170,544
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012	85,000	86,275
Dex Media East LLC/Financial, 12.125%, 11/15/2012	2,006,000	2,138,897
Dollar General Corp., 144A, 10.625%, 7/15/2015	280,000	247,800
Dollarama Group LP, 144A, 11.16% **, 8/15/2012	213,000	206,610
EchoStar DBS Corp.:
6.625%, 10/1/2014	395,000	367,350
7.125%, 2/1/2016	300,000	283,500
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	380,000	327,750
Foot Locker, Inc., 8.5%, 1/15/2022	90,000	87,300
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	1,015,000	761,250
General Motors Corp.:
7.2%, 1/15/2011	700,000	630,000

7.4%, 9/1/2025	250,000	183,750
8.375%, 7/15/2033	320,000	263,200
Golden Nugget, 8.57% **, 6/16/2014	80,000	75,000
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,635,000	1,753,537
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	285,000	273,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013	140,000	140,700
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014	415,000	406,700

Hertz Corp.:
8.875%, 1/1/2014	660,000	660,000
10.5%, 1/1/2016	150,000	155,250
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	275,000	277,750
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	945,000	851,681
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	500,000	502,500
Jarden Corp., 7.5%, 5/1/2017	225,000	202,500
JC Penney Corp., Inc., 8.0%, 3/1/2010	1,500,000	1,585,198
Kabel Deutschland GmbH, 10.625%, 7/1/2014	160,000	165,600
Liberty Media LLC:
5.7%, 5/15/2013	60,000	54,762
8.25%, 2/1/2030	375,000	357,536
8.5%, 7/15/2029	480,000	474,048
Majestic Star Casino LLC, 9.5%, 10/15/2010	50,000	50,500
Mediacom Broadband LLC, 8.5%, 10/15/2015	20,000	19,100
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	135,000	141,750
Metaldyne Corp.:
10.0%, 11/1/2013	215,000	210,700
11.0%, 6/15/2012	95,000	88,588
MGM MIRAGE:
6.75%, 9/1/2012	115,000	107,525
8.375%, 2/1/2011	245,000	248,063
Michaels Stores, Inc., 144A, 10.0%, 11/1/2014	420,000	407,400
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	470,000	481,750
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	750,000	645,000
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015 (b)	320,000	278,400
Penske Automotive Group, Inc., 7.75%, 12/15/2016	700,000	672,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	290,000	300,150
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	1,710,000	1,761,300
PRIMEDIA, Inc., 8.875%, 5/15/2011	320,000	329,200
Quebecor World, Inc., 144A, 9.75%, 1/15/2015	230,000	220,800
Quiksilver, Inc., 6.875%, 4/15/2015	405,000	358,425
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	190,000	162,450
Sabre Holdings Corp., 8.35%, 3/15/2016	245,000	203,350
Sbarro, Inc., 10.375%, 2/1/2015	165,000	144,375
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014	325,000	318,500
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	225,000	210,375
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	875,000	665,000
7.875%, 1/15/2014	185,000	172,975
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012	146,000	146,000
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	410,000	391,550
Six Flags, Inc., 9.75%, 4/15/2013	130,000	106,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	280,000	277,900
Station Casinos, Inc., 6.5%, 2/1/2014	365,000	309,338
TCI Communications, Inc., 8.75%, 8/1/2015	1,638,000	1,879,269
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	1,360,000	1,305,600

The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)	300,000	270,000
Time Warner Cable, Inc., 144A, 5.4%, 7/2/2012	2,430,000	2,393,703
Time Warner, Inc., 5.875%, 11/15/2016	2,300,000	2,217,129
Toys "R" Us, Inc., 7.375%, 10/15/2018	230,000	173,650
Travelport LLC:
9.875%, 9/1/2014	110,000	111,650
9.985% **, 9/1/2014	205,000	207,563
11.875%, 9/1/2016	110,000	111,100
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	605,000	509,713
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014	150,000	140,250
United Components, Inc., 9.375%, 6/15/2013	45,000	45,675
Unity Media GmbH, 144A, 10.375%, 2/15/2015	155,000	150,350
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK) (b)	1,085,000	987,350
UPC Holding BV, 144A, 7.75%, 1/15/2014	90,000	114,206
Vitro SAB de CV:
144A, 8.625%, 2/1/2012	175,000	169,750
144A, 9.125%, 2/1/2017	360,000	345,600
Series A, 11.75%, 11/1/2013	105,000	113,400
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	200,000	202,500
Wyndham Worldwide Corp., 6.0%, 12/1/2016	2,485,000	2,353,968
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)	545,000	528,650
Young Broadcasting, Inc., 8.75%, 1/15/2014	1,340,000	1,132,300

		48,356,385
Consumer Staples 0.3%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012	135,000	132,975
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	115,000	113,850
Constellation Brands, Inc., 144A, 7.25%, 5/15/2017	225,000	210,375
Del Laboratories, Inc., 8.0%, 2/1/2012	245,000	219,275
Delhaize America, Inc.:
8.05%, 4/15/2027	90,000	94,979
9.0%, 4/15/2031	629,000	694,809
General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK)	325,000	302,250
Harry & David Holdings, Inc., 10.36% **, 3/1/2012	290,000	275,500
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	1,076,750	1,065,983
Pilgrim's Pride Corp., 7.625%, 5/1/2015	115,000	110,975
Rite Aid Corp.:
7.5%, 3/1/2017	470,000	431,225
144A, 9.5%, 6/15/2017	225,000	199,125
Smithfield Foods, Inc., 7.75%, 7/1/2017	320,000	308,800
Tereos Europe SA, 144A, 6.375%, 4/15/2014 EUR	130,000	170,745
Viskase Cos., Inc., 11.5%, 6/15/2011	1,425,000	1,425,000

		5,755,866
Energy 1.0%
Belden & Blake Corp., 8.75%, 7/15/2012	1,211,000	1,211,000
Chaparral Energy, Inc., 8.5%, 12/1/2015	335,000	300,662
Chesapeake Energy Corp.:
6.25%, 1/15/2018	175,000	157,938
6.875%, 1/15/2016	850,000	809,625
7.75%, 1/15/2015	115,000	116,150
Cimarex Energy Co., 7.125%, 5/1/2017	225,000	212,625
Complete Production Services, Inc., 8.0%, 12/15/2016	415,000	398,400
Delta Petroleum Corp., 7.0%, 4/1/2015	610,000	521,550
Denbury Resources, Inc., 7.5%, 12/15/2015	90,000	86,400
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	90,000	85,500

144A, 7.75%, 6/1/2019		450,000	389,250
8.375%, 5/1/2016		505,000	469,650
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		180,000	171,000
Frontier Oil Corp., 6.625%, 10/1/2011		195,000	189,150
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017		1,084,000	1,058,756
Mariner Energy, Inc., 8.0%, 5/15/2017		180,000	169,200
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		355,000	347,900
144A, 8.25%, 12/15/2014		280,000	280,000
Plains Exploration & Production Co., 7.0%, 3/15/2017		135,000	120,488
Quicksilver Resources, Inc., 7.125%, 4/1/2016		170,000	157,675
Reliant Energy, Inc., 7.875%, 6/15/2017		440,000	418,000

Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		100,000	95,500
144A, 7.5%, 11/30/2016		750,000	712,500
Secunda International Ltd., 13.36% **, 9/1/2012		380,000	387,600
Southern Natural Gas Co., 144A, 5.9%, 4/1/2017		2,685,000	2,593,962
Stone Energy Corp.:
6.75%, 12/15/2014		800,000	724,000
144A, 9.11% **, 7/15/2010		795,000	793,012
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		230,000	251,648
Tesoro Corp., 144A, 6.5%, 6/1/2017		360,000	340,200
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		180,000	163,800
Whiting Petroleum Corp.:
7.0%, 2/1/2014		270,000	252,450
7.25%, 5/1/2012		175,000	165,375
7.25%, 5/1/2013		90,000	84,150
Williams Companies, Inc.:
8.125%, 3/15/2012		860,000	890,100
8.75%, 3/15/2032		1,330,000	1,469,650
Williams Partners LP, 7.25%, 2/1/2017		230,000	223,100

			16,817,966
Financials 2.8%
Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015		680,000	642,600
Allied World Assurance Holdings Ltd., 7.5%, 8/1/2016		3,000,000	3,143,601
Ashton Woods USA LLC, 9.5%, 10/1/2015		700,000	581,000
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		135,000	125,550
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	230,000	286,354
144A, 10.0%, 12/1/2016	EUR	135,000	168,077
CIT Group, Inc., 6.1%, 3/15/2067		3,725,000	3,205,739
CNA Financial Corp., 6.5%, 8/15/2016		1,105,000	1,103,249
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		1,205,000	1,325,500
Countrywide Financial Corp., 5.78% **, 5/7/2012		4,875,000	4,794,060
Duke Realty LP, 5.95%, 2/15/2017		3,750,000	3,704,070
E*TRADE Financial Corp.:
7.375%, 9/15/2013		245,000	246,225
7.875%, 12/1/2015		190,000	195,700
8.0%, 6/15/2011		425,000	433,500
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,835,000	1,677,181
7.375%, 10/28/2009		3,265,000	3,152,083
7.8%, 6/1/2012		225,000	214,223
7.875%, 6/15/2010		880,000	841,527
8.11% **, 1/13/2012		220,000	210,065

GMAC LLC:
4.375%, 12/10/2007	403,000	397,657
6.125%, 8/28/2007	2,975,000	2,971,683
6.875%, 9/15/2011	3,880,000	3,608,008
8.0%, 11/1/2031	1,233,000	1,157,887
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	10,000	10,000
144A, 9.75%, 4/1/2017	340,000	336,600
Hexion US Finance Corp., 9.75%, 11/15/2014	280,000	299,600
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014	180,000	162,000
Idearc, Inc., 8.0%, 11/15/2016	1,405,000	1,331,237
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	265,000	246,450
iPayment, Inc., 9.75%, 5/15/2014	255,000	243,525
K&F Acquisition, Inc., 7.75%, 11/15/2014	95,000	102,125

KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	250,000	225,000
144A, 10.0%, 5/1/2015	320,000	281,600
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	225,000	213,750
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	290,000	237,800
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	225,000	205,313
144A, 7.0%, 5/1/2017	220,000	200,750
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015	185,000	168,350
Popular North America, Inc., Series E, 3.875%, 10/1/2008	3,000,000	2,935,737
Realogy Corp., 144A, 12.375%, 4/15/2015	185,000	154,938
Residential Capital LLC, 6.375%, 6/30/2010	3,938,000	3,707,115
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	275,000	258,500
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	365,000	343,100
U.S.I. Holdings Corp.:
144A, 9.23% **, 11/15/2014	135,000	128,250
144A, 9.75%, 5/15/2015	180,000	171,000
UCI Holdco, Inc., 144A, 12.36% **, 12/15/2013 (PIK)	296,924	295,439
Universal City Development Partners, 11.75%, 4/1/2010	1,130,000	1,186,500
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	1,225,000	1,029,000
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015	190,000	174,800
Series B, 9.75%, 2/15/2017	135,000	120,150

		48,954,168
Health Care 0.6%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	135,000	122,850
Amgen, Inc., 144A, 5.85%, 6/1/2017	3,000,000	2,951,376
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015	1,730,000	1,680,262
HCA, Inc.:
6.5%, 2/15/2016	470,000	361,900
144A, 9.125%, 11/15/2014	360,000	355,500
144A, 9.25%, 11/15/2016	825,000	818,813
HEALTHSOUTH Corp.:
10.75%, 6/15/2016	445,000	449,450
11.409% **, 6/15/2014	85,000	85,850
Iasis Healthcare LLC:
1.0%, 6/15/2014	205,303	194,011
8.75%, 6/15/2014	90,000	86,400
Omnicare, Inc., 6.125%, 6/1/2013	90,000	80,775
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	225,000	213,750

PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	145,000	129,775
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	235,000	235,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	275,000	261,250
Tenet Healthcare Corp., 9.25%, 2/1/2015	860,000	735,300
The Cooper Companies, Inc., 7.125%, 2/15/2015	470,000	452,375
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	155,000	139,888
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	730,000	678,900

		10,033,425
Industrials 1.2%
Actuant Corp., 144A, 6.875%, 6/15/2017	180,000	171,000
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	330,000	308,550
Allied Security Escrow Corp., 11.375%, 7/15/2011	390,000	386,100
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	883,000	917,216
American Color Graphics, Inc., 10.0%, 6/15/2010	435,000	339,300
American Railcar Industries, Inc., 7.5%, 3/1/2014	260,000	253,500

ARAMARK Corp.:
144A, 8.5%, 2/1/2015	370,000	348,725
144A, 8.856% **, 2/1/2015	315,000	292,950
Baldor Electric Co., 8.625%, 2/15/2017	230,000	235,750
Belden, Inc., 144A, 7.0%, 3/15/2017	225,000	212,625
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	220,000	200,200
144A, 6.75%, 5/1/2012	100,000	95,000
144A, 8.0%, 11/15/2014	135,000	133,650
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	265,000	262,350
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	750,000	690,000
Building Materials Corp. of America, 7.75%, 8/1/2014	315,000	280,350
Cenveo Corp., 7.875%, 12/1/2013	585,000	552,825
Congoleum Corp., 8.625%, 8/1/2008 *	572,000	480,480
DRS Technologies, Inc.:
6.625%, 2/1/2016	120,000	114,000
6.875%, 11/1/2013	660,000	633,600
7.625%, 2/1/2018	775,000	744,000
Education Management LLC, 8.75%, 6/1/2014	220,000	218,900
Esco Corp.:
144A, 8.625%, 12/15/2013	460,000	450,800
144A, 9.235% **, 12/15/2013	260,000	250,250
General Cable Corp.:
7.125%, 4/1/2017	25,000	24,250
7.735% **, 4/1/2015	5,000	4,875
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	180,000	172,125
Harland Clarke Holdings Corp., 144A, 9.5%, 5/15/2015	225,000	205,875
Iron Mountain, Inc., 8.75%, 7/15/2018	175,000	172,813
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	810,000	615,600
8.875%, 4/1/2012	885,000	725,700
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	180,000	174,600
144A, 7.625%, 12/1/2013	610,000	610,000
9.375%, 5/1/2012	560,000	590,800
Kansas City Southern Railway:
7.5%, 6/15/2009	165,000	162,525
9.5%, 10/1/2008	1,575,000	1,616,344
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	420,000	441,000

Navios Maritime Holdings, Inc., 144A, 9.5%, 12/15/2014		365,000	370,475
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013		135,000	130,950
R. R. Donnelley & Sons Co., 6.125%, 1/15/2017		1,769,000	1,717,775
R.H. Donnelly, Inc., 10.875%, 12/15/2012		985,000	1,039,175
Rail America, Inc., 7.6%, 10/2/2008		350,000	346,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		80,000	87,200
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		205,000	197,825
Riverdeep Bank, 12.06% **, 12/15/2007		278,053	272,492
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017		180,000	127,800
Seitel, Inc., 144A, 9.75%, 2/15/2014		120,000	112,200
Ship Finance International Ltd., 8.5%, 12/15/2013		220,000	223,850
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		350,000	332,500
Terex Corp., 7.375%, 1/15/2014		125,000	122,500
Titan International, Inc., 8.0%, 1/15/2012		700,000	714,000
TransDigm, Inc., 144A, 7.75%, 7/15/2014		140,000	137,200
Tribune Co., 7.86%, 5/24/2014		450,000	406,127
U.S. Concrete, Inc., 8.375%, 4/1/2014		255,000	244,800
United Rentals North America, Inc., 7.0%, 2/15/2014		465,000	473,137
Xerox Capital Trust I, 8.0%, 2/1/2027		195,000	196,419

			21,341,553
Information Technology 0.3%
Alion Science and Technology, 10.25%, 2/1/2015		185,000	177,600
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014		225,000	205,312
L-3 Communications Corp.:
5.875%, 1/15/2015		760,000	691,600
Series B, 6.375%, 10/15/2015		345,000	317,400
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,465,000	1,252,575
MasTec, Inc., 7.625%, 2/1/2017		330,000	325,050
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010		185,000	182,225
8.125%, 3/1/2016 (b)		320,000	283,200
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		430,000	399,900
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)		840,000	840,000
Unisys Corp., 7.875%, 4/1/2008		1,360,000	1,346,400
Vangent, Inc., 144A, 9.625%, 2/15/2015		185,000	174,825

			6,196,087
Materials 1.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		130,000	132,600
ARCO Chemical Co., 9.8%, 2/1/2020		2,255,000	2,322,650
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014		470,000	289,050
Cascades, Inc., 7.25%, 2/15/2013		681,000	636,735
Chemtura Corp., 6.875%, 6/1/2016		435,000	401,287
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	50,000	68,921
144A, 7.359% **, 12/15/2013		85,000	79,475
CPG International I, Inc.:
10.5%, 7/1/2013		630,000	611,100
12.13% **, 7/1/2012		140,000	142,100
Equistar Chemical Funding LP, 10.625%, 5/1/2011		306,000	319,770
Exopack Holding Corp., 11.25%, 2/1/2014		760,000	775,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		365,000	383,250
GEO Specialty Chemicals, Inc., 144A, 13.86% **, 12/31/2009 (c)		1,462,000	1,206,150
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		160,000	147,200
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		230,000	218,500

Hexcel Corp., 6.75%, 2/1/2015	965,000	916,750
Huntsman LLC, 11.625%, 10/15/2010	1,160,000	1,232,500
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016 EUR	180,000	215,176
International Coal Group, Inc., 10.25%, 7/15/2014	230,000	200,100
Jefferson Smurfit Corp., 8.25%, 10/1/2012	110,000	105,875
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	635,000	534,987
Lyondell Chemical Co.:
6.875%, 6/15/2017 (b)	1,125,000	1,181,250
10.5%, 6/1/2013	155,000	167,400
MacDermid, Inc., 144A, 9.5%, 4/15/2017	230,000	209,300
Massey Energy Co.:
6.625%, 11/15/2010	75,000	69,938
6.875%, 12/15/2013	520,000	458,250
Metals USA Holdings Corp.:
144A, 11.356%, 1/15/2012 (PIK)	280,000	280,000
144A, 11.36%, 7/1/2012 (PIK)	330,000	297,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	225,000	187,875
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	290,000	278,400
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017	225,000	210,375
Neenah Foundry Co., 9.5%, 1/1/2017	230,000	204,700
NewMarket Corp., 7.125%, 12/15/2016	555,000	534,187
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	275,000	357,429
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	824,374	12,366
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Radnor Holdings Corp., 11.0%, 3/15/2010 *	120,000	150
Rhodia SA, 144A, 6.959%**, 10/15/2013 EUR	270,000	372,633
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017	450,000	420,750
8.375%, 7/1/2012	225,000	209,812
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	715,000	675,675
The Mosaic Co., 144A, 7.375%, 12/1/2014	425,000	422,875
TriMas Corp., 9.875%, 6/15/2012	478,000	475,610
Witco Corp., 6.875%, 2/1/2026	180,000	149,400
Wolverine Tube, Inc., 10.5%, 4/1/2009	405,000	396,900

		18,511,662
Telecommunication Services 0.8%
American Cellular Corp., Series B, 10.0%, 8/1/2011	57,000	59,351
BCM Ireland, Preferred, 144A, 11.061% **, 2/15/2017 (PIK) EUR	236,149	315,774
Cell C Property Ltd., 144A, 11.0%, 7/1/2015	875,000	772,187
Centennial Communications Corp.:
10.0%, 1/1/2013	555,000	579,975
10.125%, 6/15/2013	180,000	188,775
CenturyTel, Inc., 6.0%, 4/1/2017	1,157,000	1,118,746
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	950,000	935,750
8.375%, 1/15/2014	270,000	256,500
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014	680,000	670,650
Dobson Cellular Systems, 9.875%, 11/1/2012	345,000	368,719
Embratel, Series B, 11.0%, 12/15/2008	100,000	105,750
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	50,000	50,000
Insight Midwest LP, 9.75%, 10/1/2009	75,000	74,813
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015	45,000	45,225
9.25%, 6/15/2016	140,000	142,800
11.25%, 6/15/2016	435,000	454,575
Intelsat Corp., 9.0%, 6/15/2016	165,000	165,413

Intelsat Ltd., 5.25%, 11/1/2008	180,000	175,500
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	475,000	472,625
iPCS, Inc., 144A, 7.48% **, 5/1/2013	105,000	101,325
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	695,000	681,100
Millicom International Cellular SA, 10.0%, 12/1/2013	1,020,000	1,078,650
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,335,000	1,294,950
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	425,000	430,313
144A, 10.125%, 7/15/2013	395,000	408,825
144A, 10.75%, 7/15/2016	320,000	334,400
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	175,000	157,500
Qwest Corp., 7.25%, 9/15/2025	80,000	74,200
Rural Cellular Corp., 9.875%, 2/1/2010	410,000	425,375
Stratos Global Corp., 9.875%, 2/15/2013	180,000	186,300
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	495,000	497,475
US Unwired, Inc., Series B, 10.0%, 6/15/2012	515,000	557,073
Virgin Media Finance PLC, 8.75%, 4/15/2014	805,000	805,000
West Corp., 9.5%, 10/15/2014	265,000	258,375

		14,243,989
Utilities 0.8%
AES Corp., 144A, 8.75%, 5/15/2013	2,320,000	2,441,800
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	1,755,000	1,838,362
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	3,000,000	2,998,290
CMS Energy Corp., 8.5%, 4/15/2011	1,055,000	1,111,435
DPL, Inc., 6.875%, 9/1/2011	1,500,000	1,569,221
Edison Mission Energy, 144A, 7.0%, 5/15/2017	395,000	356,488
Mirant Americas Generation LLC, 8.3%, 5/1/2011	170,000	166,600
Mirant North America LLC, 7.375%, 12/31/2013	170,000	169,150
NRG Energy, Inc.:
7.25%, 2/1/2014	745,000	718,925
7.375%, 2/1/2016	1,540,000	1,486,100
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	880,000	943,440
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	485,000	499,550
Sierra Pacific Resources:
6.75%, 8/15/2017	530,000	494,040
8.625%, 3/15/2014	96,000	100,445

		14,893,846

Total Corporate Bonds (Cost $213,131,040)		205,104,947
Asset Backed 0.9%
Automobile Receivables 0.3%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,645,412
Hertz Vehicle Financing LLC, "A6", Series 2005-2A, 144A, 5.08%, 11/25/2011	4,005,000	3,979,875

		5,625,287
Home Equity Loans 0.6%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,066,000	2,056,149
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,820,807
DB Master Finance LLC, "A2", Series 2006-1, 144A, 5.779%, 6/20/2031	3,797,000	3,833,668

		10,710,624

Total Asset Backed (Cost $16,348,870)		16,335,911

	Shares	Value ($)

Warrants 0.0%
Materials
Dayton Superior Corp., 144A, Expiration 6/15/2009* (Cost $0)	15	0
Preferred Stocks 0.1%
Financials
Farm Credit Bank of Texas, Series 1, 7.561% (Cost $961,003)	889,000	964,867
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 9.75%, (PIK) (Cost $173,575)	25	116,250
	Principal Amount ($) (a)	Value ($)

Mortgage Backed Securities Pass-Throughs 3.2%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,468,345	1,464,445
Federal Home Loan Mortgage Corp.:
5.729% **, 4/1/2037	10,998,587	10,998,928
5.783% **, 10/1/2036	6,714,569	6,728,542
5.886% **, 9/1/2036	6,584,979	6,608,027
5.887% **, 11/1/2036	6,942,541	6,969,680
Federal National Mortgage Association:
4.5%, 11/1/2028 (d)	2,597,899	2,376,164
5.963% **, 12/1/2036	18,411,065	18,573,841
6.5%, with various maturities from 4/1/2017 until 6/1/2017	969,900	986,759
8.0%, 9/1/2015	705,228	741,416
Government National Mortgage Association , 6.5%, 8/20/2034	451,206	460,283

Total Mortgage Backed Securities Pass-Throughs (Cost $56,297,962)		55,908,085
Commercial and Non-Agency Mortgage-Backed Securities 10.3%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.42% **, 1/25/2036	3,015,000	2,968,163
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.657% **, 8/25/2034	6,600,000	6,537,415
Bear Stearns Commercial Mortgage Securities, "A3", Series 2006-T24, 5.531%, 10/12/2041	5,200,000	5,133,380
Citicorp Mortgage Securities, Inc., "2A1", Series 2006-5, 5.5%, 10/25/2021	20,020,521	19,657,659
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	6,000,000	5,642,211
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	866,425	875,225
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034	1,874,462	1,850,640
"1A5", Series 2003-J1, 5.25%, 10/25/2033	1,528,688	1,516,397
"4A3", Series 2005-43, 5.722% **, 10/25/2035	3,732,461	3,705,876
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,953,529	3,968,060
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	4,673,352	4,695,187
"A1", Series 2004-35T2, 6.0%, 2/25/2035	1,696,125	1,709,563
CS First Boston Mortgage Securities Corp., "A3", Series 2005-C5, 5.1%, 8/15/2038	6,000,000	5,829,768
First Horizon Alternative Mortgage Securities, "1A7", Series 2006-FA8, 6.0%, 2/25/2037	6,712,500	6,728,148
Greenwich Capital Commercial Funding Corp., "A4", Series 2005-GG3, 4.799%, 8/10/2042	6,000,000	5,640,031
GS Mortgage Securities Corp. II:
"AAB", Series 2006-GG8, 5.535%, 11/10/2039	5,300,000	5,223,414
"A4", Series 2006-GG6, 5.553%, 4/10/2038	5,400,000	5,280,651
"A4", Series 2007-GG10, 5.993%, 8/10/2045	9,120,000	9,011,563
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.551% **, 9/25/2035	3,110,000	3,035,458
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	7,838,910	7,809,106
JPMorgan Chase Commercial Mortgage Securities Corp.:

"A4", Series 2005-LDP2, 4.738%, 7/15/2042	6,000,000	5,585,176
"A4", Series 2007-CB19, 5.937% **, 2/12/2049	10,000,000	9,848,579
"A4", Series 2007-LD11, 6.007%, 6/15/2049	10,000,000	9,911,719
LB-UBS Commercial Mortgage Trust, "A2", Series 2006-C7, 5.3%, 11/15/2038	2,550,000	2,521,490
Master Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	3,834,886	3,785,312
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A2", Series 2006-4, 5.112%, 12/12/2049	2,342,000	2,296,978
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,145,345	1,145,345
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	2,725,000	2,659,394
"5A1", Series 2005-18, 5.53% **, 9/25/2035	2,093,910	2,089,999
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	2,242,244	2,087,390
Wachovia Bank Commercial Mortgage Trust, "APB", Series 2006-C23, 5.446%, 1/15/2045	5,900,000	5,790,954
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2003-AR10, 4.057% **, 10/25/2033	5,235,000	5,170,928
"1A6", Series 2005-AR12, 4.835% **, 10/25/2035	5,590,000	5,518,313
"1A3", Series 2005-AR16, 5.103% **, 12/25/2035	3,005,000	2,970,537
Wells Fargo Mortgage Backed Securities Trust:
"A3", Series 2006-1, 5.0%, 3/25/2021	4,643,516	4,488,975
"1A1", Series 2006-AR12, 6.027% **, 9/25/2036	6,716,831	6,763,508

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $181,533,858)		179,452,512
Collateralized Mortgage Obligations 1.7%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,625,861	1,634,008
Federal Home Loan Mortgage Corp.:
"OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	12,100,000	9,296,993
"DE", Series 3027, 5.0%, 9/15/2025	7,500,000	6,863,528
Federal National Mortgage Association, "HM", Series 2002-36, 6.5%, 12/25/2029	303	302

Government National Mortgage Association:
"CK", Series 2007-31, 5.0%, 5/16/2037	7,500,000	6,973,208
"Z" Series, 2007- 72, 5.5%, 9/20/2035	5,253,458	4,598,889

Total Collateralized Mortgage Obligations (Cost $29,678,978)		29,366,928
Loan Participations 0.0%
Consumer Discretionary 0.0%
Sabre, Inc., LIBOR plus 2.25%, 7.495%**, 9/30/2014	225,000	207,450
Energy 0.0%
Longview Power:
Demand Draw, 7.55% **, 4/1/2014	60,000	56,400
Letter of Credit, 7.625% **, 4/1/2014	15,000	14,100
Term Loan B, 7.625% **, 4/1/2014	45,000	42,300

		112,800
Health Care 0.0%
Advanced Medical Optics, Inc., LIBOR plus 1.75%, 7.11%**, 4/2/2014	130,000	127,806
Utilities 0.0%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.495%**, 6/4/2010*	233,333	23,334

Total Loan Participations (Cost $708,976)		471,390

	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	506,000	440,220
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	800,000	456,000

Total Other Investments (Cost $1,049,324)		896,220
	Principal Amount ($) (a)	Value ($)

Government & Agency Obligations 9.7%
US Government Sponsored Agencies 1.8%
Federal Home Loan Mortgage Corp.:
5.5%, 8/20/2012	17,000,000	17,262,752
5.5%, 8/23/2017	14,750,000	14,872,750

		32,135,502
US Treasury Obligations 7.9%
US Treasury Bill, 4.815%***, 10/18/2007 (e)	2,735,000	2,706,686
US Treasury Bonds:
4.5%, 2/15/2036 (b)	9,175,000	8,578,625
4.75%, 2/15/2037 (b)	19,050,000	18,543,994
5.5%, 8/15/2028 (b)	7,470,000	7,956,133
US Treasury Notes:
4.5%, 4/30/2009 (b)	14,000,000	13,973,750
4.5%, 5/15/2010	875,000	873,906
4.5%, 5/15/2017 (b)	5,000,000	4,893,360
4.75%, 5/31/2012 (b)	43,475,000	43,739,937
4.875%, 6/30/2009 (b)	35,370,000	35,560,680
4.875%, 6/30/2012	1,000,000	1,011,562

		137,838,633

Total Government & Agency Obligations (Cost $168,321,399)		169,974,135
	Contracts	Value ($)

Options Purchased 0.0%
Call Options 0.0%
3 Month LIBOR, 6.08% fixed rate, Expiring 6/22/2012, Strike Rate, 6.08%	4,500,000	104,045
Put Options 0.0%
3 Month LIBOR, 6.08% fixed rate, Expiring 6/22/2012, Strike Rate, 6.08%	4,500,000	142,845

Total Options Purchased (Cost $213,300)		246,890
	Shares	Value ($)

Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 5.36% (f) (g) (Cost $135,119,933)	135,119,933	135,119,933
Cash Equivalents 4.4%
Cash Management QP Trust, 5.35% (f) (Cost $76,636,835)	76,636,835	76,636,835

						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,697,575,431)						107.7	1,882,410,433
Other Assets and Liabilities, Net						(7.7)	(134,599,039)

Net Assets						100.0	1,747,811,394

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
	Alliance Mortgage Cycle Loan	12.495%	6/4/2010	233,333	USD	233,333	23,334
	Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	480,480
	Grupo Iusacell SA de CV	10.0%	7/15/2004	50,000	USD	41,500	50,000
	Oxford Automotive, Inc.	12.0%	10/15/2010	824,374	USD	73,080	12,366
	Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	85,083	150
						1,006,201	566,330
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $133,384,580 which is 7.6% of net assets.
(c)	Security has a deferred interest payment of $45,484 from April 1, 2006.
(d)	All or a portion of this security is held as collateral for open interest rate swaps.
(e)	At July 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)		Value ($)		Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	9/10/2007	16	17,856,202		17,983,371		127,169

Russell 2000 Index	9/21/2007	3	1,268,847	1,171,500	(97,347)
S&P 500 Index	9/20/2007	32	12,251,042	11,695,200	(555,842)
10 Year US Treasury Note	9/19/2007	162	17,254,532	17,402,344	147,812
Total net unrealized depreciation					(378,208)

At July 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	9/17/2007	100	8,384,088	8,500,344	(116,256)
10 Year Canadian Government Bond	9/19/2007	6	629,107	624,691	4,416
10 Year Federal Republic of Germany	9/6/2007	113	17,281,856	17,431,257	(149,401)
United Kingdom Treasury Bond	9/26/2007	8	1,679,618	1,714,736	(35,118)
Total net unrealized depreciation					(296,359)

At July 31, 2007, open credit default swaps sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund		Underlying Debt Obligation	Unrealized Depreciation ($)
1/31/2008 9/20/2017	1,124,760†	Fixed — 1.18%		CenturyTel, Inc., 6.0%, 4/1/2017	(7,573)
1/31/2008 9/20/2012	5,833,920†	Fixed — 0.60%		Duke Realty LP, 5.95%, 2/15/2017	(32,029)
Total net unrealized depreciation					(39,602)

Counterparty:

† JPMorgan Chase.

At July 31, 2007, open written options contracts were as follows:

Written Options			Number of Contracts	Expiration Date	Strike Rate (%)	Value ($)

Call Swaptions
3 Months LIBOR, 6.3% fixed rate			900,000	9/22/2007	6.3	(174)
Put Swaptions
3 Months LIBOR, 5.3% fixed rate			900,000	9/22/2007	5.5	(4,242)
Total Written Options (Premiums received $2,700)						(4,416)
As of July 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
AUD	1,995,000	USD	1,707,730	9/19/2007	10,161

USD	86,071	CHF	104,000	9/19/2007	793
USD	11,039,036	EUR	8,282,000	9/19/2007	310,609
USD	2,756,231	EUR	2,017,000	9/19/2007	7,865
USD	5,614,682	GBP	2,836,000	9/19/2007	181,906
SEK	847,000	USD	126,518	7/15/2007	516
USD	8,399,098	SGD	12,862,000	9/19/2007	119,530
Total unrealized appreciation					631,380

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
USD	547,181	CAD	577,000	9/19/2007	(5,731)
CHF	10,138,000	USD	8,197,623	9/19/2007	(269,946)
USD	630,549	EUR	456,000	8/15/2007	(6,322)
EUR	2,212,500	USD	3,016,746	8/15/2007	(11,989)
JPY	2,048,593,000	USD	16,832,793	9/19/2007	(572,786)
JPY	43,956,000	USD	361,633	9/19/2007	(11,832)
USD	444,571	NOK	2,579,000	9/19/2007	(1,822)
NOK	5,365,000	USD	881,314	9/19/2007	(39,720)
SEK	5,198,000	USD	737,232	9/19/2007	(36,035)
USD	2,191,616	SGD	3,309,000	9/19/2007	(33)
Total unrealized depreciation					(956,216)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007